Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Effective income tax rate	5.90%		7.90%
Income tax (provision) benefit	$ 21.4		$ 3.8	$ (38.8)	$ (78.6)	$ (38.6)
Indefinite-lived intangible asset impairment charge	93.4		0
Goodwill impairment charge	155.1		0
Inventory impairment charge	8.0		0
Loss due to currency devaluation	83.1		40.9
Income tax expense for uncertain tax position	1.6			57.7	64.2	58.8	66.1
Net tax benefit for changes in uncertain tax positions due to statute of limitations expirations and settlement of tax exposures in various tax jurisdictions	5.2
Change in unrecognized tax benefit	15
Deferred tax assets, valuation allowance				93.8	77.8
Deferred tax assets, tax loss carryforwards				98.3	78.6
Operating loss carryforwards				45.8
Excess of financial reporting over the tax basis in investments				850
Unrecognized tax benefits that would impact effective tax rate				55.4	61.7	54.3
Unrecognized tax benefit that would result in adjustments to deferred taxes				2.3	2.5	4.5
Unrecognized tax benefits, income tax penalties expense				0.7	1.2	(1.1)
Unrecognized tax benefits, interest on income taxes expense				3.8	2.4	0.7
Recognized liabilities for penalties				7.6	7.8	6.5
Recognized liabilities for expense				15.4	13.8	11.4
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit				13
Foreign Country [Member]
Segment Reporting Information [Line Items]
Operating loss carryforwards				280.0
Taxing Jurisdictions [Member]
Segment Reporting Information [Line Items]
Deferred tax assets, tax loss carryforwards				14.7
Rest Of World [Member]
Segment Reporting Information [Line Items]
Income tax (provision) benefit	0.1
Spanish And Portuguese Business Units
Segment Reporting Information [Line Items]
Tax expense for valuation allowance					15.0
Deferred tax assets					5.3
German Business Unit [Member]
Segment Reporting Information [Line Items]
Tax expense for valuation allowance					8.3
Colombian Distribution Business [Member]
Segment Reporting Information [Line Items]
Tax expense for valuation allowance					1.1
Deferred tax assets					0.2
VENEZUELA [Member]
Segment Reporting Information [Line Items]
Loss due to currency devaluation			40.9	40.9
VENEZUELA [Member] | SICAD 1 Rate [Member]
Segment Reporting Information [Line Items]
Loss due to currency devaluation	83.1
Trade Names [Member]
Segment Reporting Information [Line Items]
Indefinite-lived intangible asset impairment charge	93.1	[1]
Trade Names [Member] | Rest Of World [Member]
Segment Reporting Information [Line Items]
Income tax (provision) benefit	19.9
Indefinite-lived intangible asset impairment charge	$ 93.1	[1]

[1]	The difference in the goodwill and indefinite-lived asset impairment in the above table and the amounts reported in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) is due to the difference in the average foreign currency exchange rates for the three months ended March 28, 2014 as compared to the spot rates at March 28, 2014 at the various entities within the reporting unit.